Class A Ordinary Share Subject To Possible Redemption - Additional Information (Detail) - Common Class A [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Temporary Equity shares authorized	400,000,000
Temporary Equity, Par or Stated Value Per Share	$ 0.0001
Temporary equity voting rights	one
Temporary Equity, Shares Outstanding	57,500,000	57,500,000